UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-21949

DWS High Income Opportunities Fund, Inc.
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	9/30

Date of reporting period:	3/31/2012

ITEM 1.	REPORT TO STOCKHOLDERS

MARCH 31, 2012 Semiannual Report to Stockholders

DWS High Income Opportunities Fund, Inc. Ticker Symbol: DHG

Contents
3 Performance Summary
5 Portfolio Summary
6 Investment Portfolio
17 Statement of Assets and Liabilities
18 Statement of Operations
19 Statement of Cash Flows
20 Statement of Changes in Net Assets
21 Financial Highlights
23 Notes to Financial Statements
33 Dividend Reinvestment and Cash Purchase Plan
36 Additional Information
38 Privacy Statement

The fund seeks high current income with a secondary objective of total return.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality and non-rated securities present greater risk of loss than investments in higher-quality securities. There are special risks associated with an investment in real estate, including REITS. These risks include credit risk, interest rate fluctuations and the impact of varied economic conditions. Stocks may decline in value. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary March 31, 2012 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for information purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 3/31/12
DWS High Income Opportunities Fund, Inc.	6-Month‡	1-Year	3-Year	5-Year	Life of Fund*
Based on Net Asset Value(a)	17.66%	8.71%	31.17%	-6.68%	-5.90%
Based on Market Price(a)	28.61%	20.09%	45.16%	-5.97%	-6.25%
Credit Suisse High-Yield Index(b)	11.35%	6.75%	22.70%	7.53%	7.89%
Morningstar Closed-End High Yield Bond Funds Category(c)	15.13%	6.58%	27.61%	6.30%	6.75%

‡ Total returns shown for periods less than one year are not annualized.

* The Fund commenced operations on November 22, 2006. Index returns are as of November 30, 2006.

On November 5, 2010, the Fund adopted its current name and investment policies. Prior to that date the Fund was known as DWS Dreman Value Income Edge Fund, Inc. and its investment objective was to seek to achieve a high level of total return. Performance prior to November 5, 2010 should not be considered representative of the present Fund.

Net Asset Value and Market Price
	As of 3/31/12	As of 9/30/11
Net Asset Value	$15.62	$13.92
Market Price	$16.03	$13.07

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 3/31/12: Income Dividends	$.70
March Income Dividend	$.11
Current Annualized Distribution Rate (Based on Net Asset Value) as of 3/31/12+	8.45%
Current Annualized Distribution Rate (Based on Market Price) as of 3/31/12+	8.23%

+ Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on March 31, 2012. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed, and will fluctuate.

Morningstar Rankings — Closed-End High Yield Bond Funds Category as of 3/31/12
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	8	of	39	19
3-Year	15	of	37	39
5-Year	31	of	36	85

On November 5, 2010, the Fund adopted its current name and investment policies. The table below reflects Morningstar rankings from this point forward.

as of 3/31/12
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	8	of	39	19
Since November 30, 2010	8	of	39	19

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on net asset value total return with distributions reinvested.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.

(b) Credit Suisse High Yield Index is an unmanaged, unleveraged trader-priced portfolio constructed to mirror the global high-yield debt market.

(c) Morningstar's Closed-End High Yield Bond Funds category represents portfolios that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These portfolios generally offer higher yields than other types of portfolios, but they are also more vulnerable to economic and credit risk. These portfolios primarily invest in U.S. high-income debt securities, where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Category returns assume reinvestment of dividends. It is not possible to invest directly in a Morningstar category.

Portfolio Summary (Unaudited)

Investment Portfolio as of March 31, 2012 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 132.2%
Consumer Discretionary 28.2%
AMC Networks, Inc., 144A, 7.75%, 7/15/2021		165,000	183,975
American Achievement Corp., 144A, 10.875%, 4/15/2016		255,000	184,875
AutoNation, Inc., 6.75%, 4/15/2018		1,040,000	1,120,600
Avis Budget Car Rental LLC, 8.25%, 1/15/2019		700,000	729,750
Beazer Homes U.S.A., Inc., 9.125%, 6/15/2018		125,000	109,219
Block Communications, Inc., 144A, 7.25%, 2/1/2020		715,000	728,406
Cablevision Systems Corp., 7.75%, 4/15/2018		7,250,000	7,576,250
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		970,000	749,325
11.25%, 6/1/2017		3,900,000	4,251,000
CCO Holdings LLC:
6.625%, 1/31/2022		360,000	373,500
7.0%, 1/15/2019		235,000	249,100
7.25%, 10/30/2017		1,110,000	1,190,475
7.375%, 6/1/2020		100,000	108,500
7.875%, 4/30/2018		6,300,000	6,804,000
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		3,385,000	3,634,644
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		130,000	137,313
Clear Channel Communications, Inc., 9.0%, 3/1/2021		135,000	121,500
Clear Channel Worldwide Holdings, Inc.:
144A, 7.625%, 3/15/2020		720,000	705,600
144A, 7.625%, 3/15/2020		105,000	101,325
Crown Media Holdings, Inc., 10.5%, 7/15/2019		275,000	300,437
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		130,000	122,850
DineEquity, Inc., 9.5%, 10/30/2018		1,115,000	1,220,925
DISH DBS Corp.:
6.75%, 6/1/2021		145,000	156,238
7.125%, 2/1/2016		2,500,000	2,765,625
Gannett Co., Inc., 6.375%, 9/1/2015		1,830,000	1,948,950
Harron Communications LP, 144A, 9.125%, 4/1/2020 (b)		520,000	536,900
Hertz Corp.:
6.75%, 4/15/2019		45,000	46,575
144A, 6.75%, 4/15/2019		405,000	419,175
7.5%, 10/15/2018		6,000,000	6,367,500
Jarden Corp., 6.125%, 11/15/2022		250,000	261,875
Kabel BW GmbH, 144A, 7.5%, 3/15/2019		825,000	891,000
Levi Strauss & Co., 7.625%, 5/15/2020		825,000	872,437
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		505,000	556,131
Mediacom Broadband LLC, 8.5%, 10/15/2015		425,000	437,750
Mediacom LLC, 144A, 7.25%, 2/15/2022		200,000	202,000
MGM Resorts International:
7.5%, 6/1/2016		550,000	566,500
7.625%, 1/15/2017		385,000	397,512
144A, 8.625%, 2/1/2019		1,585,000	1,699,912
10.0%, 11/1/2016		445,000	498,400
10.375%, 5/15/2014		1,900,000	2,154,125
National CineMedia LLC, 7.875%, 7/15/2021		465,000	495,225
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		390,000	405,112
PETCO Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		670,000	735,325
Pinnacle Entertainment, Inc., 7.75%, 4/1/2022		60,000	62,850
Regal Entertainment Group, 9.125%, 8/15/2018		350,000	383,250
Rent-A-Center, Inc., 6.625%, 11/15/2020		500,000	518,750
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		1,015,000	1,152,025
Standard Pacific Corp., 8.375%, 5/15/2018		745,000	792,494
Stoneridge, Inc., 144A, 9.5%, 10/15/2017		5,100,000	5,412,375
Travelport LLC, 9.0%, 3/1/2016		535,000	323,006
UCI International, Inc., 8.625%, 2/15/2019		235,000	241,463
Unitymedia GmbH, 144A, 9.625%, 12/1/2019	EUR	1,595,000	2,329,340
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		1,830,000	1,976,400
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		110,000	111,513
144A, 8.5%, 5/15/2021		135,000	133,650
UPC Holding BV:
144A, 8.375%, 8/15/2020		580,000	799,653
144A, 9.75%, 4/15/2018		795,000	1,123,909
Valassis Communications, Inc., 6.625%, 2/1/2021		105,000	107,625
Visant Corp., 10.0%, 10/1/2017		1,220,000	1,139,175
Visteon Corp., 6.75%, 4/15/2019		820,000	832,300
XM Satellite Radio, Inc., 144A, 7.625%, 11/1/2018		3,000,000	3,240,000
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		320,000	343,200
			74,140,814
Consumer Staples 3.3%
Alliance One International, Inc., 10.0%, 7/15/2016		500,000	502,500
B&G Foods, Inc., 7.625%, 1/15/2018		110,000	118,113
Darling International, Inc., 8.5%, 12/15/2018		785,000	875,275
Del Monte Corp., 7.625%, 2/15/2019		810,000	805,950
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		295,000	303,112
Lawson Software, Inc., 144A, 9.375%, 4/1/2019 (b)		150,000	154,875
NBTY, Inc., 9.0%, 10/1/2018		1,540,000	1,695,925
Pilgrim's Pride Corp., 7.875%, 12/15/2018		265,000	264,338
Post Holdings, Inc., 144A, 7.375%, 2/15/2022		400,000	419,000
Rite Aid Corp.:
7.5%, 3/1/2017		65,000	66,300
8.0%, 8/15/2020		965,000	1,110,956
144A, 9.25%, 3/15/2020		115,000	116,150
Stater Bros. Holdings, Inc., 7.375%, 11/15/2018		385,000	417,244
Tops Holding Corp., 10.125%, 10/15/2015		1,195,000	1,275,662
TreeHouse Foods, Inc., 7.75%, 3/1/2018		225,000	243,844
U.S. Foodservice, 144A, 8.5%, 6/30/2019		385,000	389,812
			8,759,056
Energy 11.3%
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		655,000	592,775
Arch Coal, Inc.:
144A, 7.0%, 6/15/2019		220,000	202,950
144A, 7.25%, 6/15/2021		350,000	322,875
8.75%, 8/1/2016		615,000	645,750
Atwood Oceanics, Inc., 6.5%, 2/1/2020		205,000	215,250
Bill Barrett Corp.:
7.0%, 10/15/2022		200,000	193,000
7.625%, 10/1/2019		105,000	106,575
BreitBurn Energy Partners LP, 144A, 7.875%, 4/15/2022		120,000	122,400
Chaparral Energy, Inc.:
8.25%, 9/1/2021		795,000	846,675
9.875%, 10/1/2020		4,500,000	5,017,500
Chesapeake Energy Corp.:
6.125%, 2/15/2021		450,000	445,500
6.875%, 11/15/2020		450,000	464,625
Chesapeake Midstream Partners LP, 144A, 6.125%, 7/15/2022		615,000	619,612
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		400,000	397,000
Cimarex Energy Co., 5.875%, 5/1/2022 (b)		390,000	397,800
CONSOL Energy, Inc.:
6.375%, 3/1/2021		170,000	162,350
8.0%, 4/1/2017		1,775,000	1,850,437
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		1,735,000	1,776,206
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		780,000	815,100
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		510,000	525,300
EV Energy Partners LP, 8.0%, 4/15/2019		1,595,000	1,634,875
Frontier Oil Corp., 6.875%, 11/15/2018		630,000	655,200
Genesis Energy LP, 7.875%, 12/15/2018		440,000	448,800
Holly Energy Partners LP, 144A, 6.5%, 3/1/2020		205,000	208,075
Kodiak Oil & Gas Corp., 144A, 8.125%, 12/1/2019		300,000	317,250
Linn Energy LLC:
144A, 6.25%, 11/1/2019		815,000	790,550
144A, 6.5%, 5/15/2019		40,000	39,200
MEG Energy Corp., 144A, 6.5%, 3/15/2021		435,000	455,663
Newfield Exploration Co., 5.75%, 1/30/2022		770,000	806,575
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		300,000	301,500
7.25%, 2/1/2019		230,000	242,075
Offshore Group Investments Ltd., 11.5%, 8/1/2015		30,000	33,000
OGX Austria GmbH, 144A, 8.375%, 4/1/2022		320,000	323,200
Peabody Energy Corp.:
144A, 6.0%, 11/15/2018		255,000	249,900
144A, 6.25%, 11/15/2021		295,000	289,100
Plains Exploration & Production Co., 6.75%, 2/1/2022		770,000	804,650
Sabine Pass LNG LP, 7.5%, 11/30/2016		565,000	605,963
SandRidge Energy, Inc.:
7.5%, 3/15/2021		565,000	556,525
144A, 8.0%, 6/1/2018		465,000	474,300
SESI LLC:
6.375%, 5/1/2019		440,000	466,400
144A, 7.125%, 12/15/2021		1,280,000	1,382,400
Swift Energy Co., 144A, 7.875%, 3/1/2022		785,000	808,550
Venoco, Inc., 8.875%, 2/15/2019		560,000	512,400
WPX Energy, Inc.:
144A, 5.25%, 1/15/2017		845,000	840,775
144A, 6.0%, 1/15/2022		620,000	620,000
Xinergy Corp., 144A, 9.25%, 5/15/2019		225,000	173,250
			29,759,856
Financials 22.9%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		450,000	409,500
Ally Financial, Inc.:
5.5%, 2/15/2017		700,000	700,832
6.25%, 12/1/2017		7,000,000	7,208,159
AmeriGas Finance LLC:
6.75%, 5/20/2020		200,000	203,000
7.0%, 5/20/2022		200,000	204,000
Antero Resources Finance Corp.:
144A, 7.25%, 8/1/2019		540,000	556,200
9.375%, 12/1/2017		225,000	243,563
Ardagh Packaging Finance PLC:
144A, 7.375%, 10/15/2017		200,000	214,500
144A, 9.125%, 10/15/2020		240,000	251,400
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		971,800	1,013,101
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		1,355,000	1,363,807
Caesars Operating Escrow LLC, 144A, 8.5%, 2/15/2020		695,000	707,162
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		810,000	880,875
CIT Group, Inc., 5.25%, 3/15/2018		1,045,000	1,065,900
Codere Finance Luxembourg SA, 144A, 9.25%, 2/15/2019		290,000	287,825
DPL, Inc., 144A, 6.5%, 10/15/2016		2,395,000	2,574,625
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		750,000	825,000
E*TRADE Financial Corp.:
6.75%, 6/1/2016		680,000	695,300
7.875%, 12/1/2015		2,000,000	2,032,500
12.5%, 11/30/2017		3,095,000	3,601,806
Felcor Lodging LP, (REIT), 6.75%, 6/1/2019		390,000	393,900
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		220,000	224,950
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		780,000	807,968
5.875%, 8/2/2021		560,000	604,010
6.625%, 8/15/2017		1,000,000	1,108,133
8.7%, 10/1/2014		2,000,000	2,262,042
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		405,000	417,150
144A, 5.875%, 1/31/2022		355,000	364,763
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		235,000	243,225
144A, 6.5%, 9/15/2018		210,000	228,900
Hexion U.S. Finance Corp.:
144A, 6.625%, 4/15/2020		175,000	178,938
8.875%, 2/1/2018		4,720,000	4,885,200
International Lease Finance Corp.:
5.75%, 5/15/2016		205,000	204,770
6.25%, 5/15/2019		510,000	503,410
8.625%, 1/15/2022		565,000	628,092
8.75%, 3/15/2017		1,840,000	2,047,000
Level 3 Financing, Inc.:
144A, 8.125%, 7/1/2019		375,000	387,188
144A, 8.625%, 7/15/2020		295,000	309,750
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		335,000	340,025
(REIT), 6.875%, 5/1/2021		550,000	574,750
Nara Cable Funding Ltd., 144A, 8.875%, 12/1/2018		480,000	456,000
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		305,000	307,288
144A, 5.875%, 3/15/2022		505,000	510,050
NII Capital Corp., 7.625%, 4/1/2021		375,000	366,563
Nuveen Investments, Inc.:
10.5%, 11/15/2015		1,420,000	1,471,475
144A, 10.5%, 11/15/2015		895,000	922,969
Odebrecht Finance Ltd., 144A, 6.0%, 4/5/2023		800,000	831,440
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		1,950,000	2,003,625
Reynolds Group Issuer, Inc.:
144A, 9.0%, 4/15/2019		2,330,000	2,295,050
144A, 9.25%, 5/15/2018		3,715,000	3,705,712
144A, 9.875%, 8/15/2019		115,000	117,588
Sable International Finance Ltd., 144A, 8.75%, 2/1/2020		200,000	212,000
Schaeffler Finance BV:
144A, 7.75%, 2/15/2017		755,000	798,412
144A, 7.75%, 2/15/2017		400,000	549,495
144A, 8.5%, 2/15/2019		315,000	336,263
144A, 8.75%, 2/15/2019		195,000	275,026
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		345,000	351,900
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		405,000	428,288
UR Financing Escrow Corp.:
144A, 5.75%, 7/15/2018		690,000	706,387
144A, 7.375%, 5/15/2020		565,000	577,712
144A, 7.625%, 4/15/2022		565,000	580,537
Wind Acquisition Finance SA:
144A, 7.25%, 2/15/2018		400,000	377,000
144A, 11.75%, 7/15/2017		305,000	384,406
			60,318,405
Health Care 4.3%
Aviv Healthcare Properties LP:
7.75%, 2/15/2019		455,000	467,513
144A, 7.75%, 2/15/2019		500,000	508,750
Community Health Systems, Inc., 8.875%, 7/15/2015		255,000	264,244
HCA Holdings, Inc., 7.75%, 5/15/2021		1,275,000	1,318,031
HCA, Inc.:
5.875%, 3/15/2022		500,000	500,625
6.5%, 2/15/2020		2,155,000	2,262,750
7.5%, 2/15/2022		1,615,000	1,719,975
7.875%, 2/15/2020		2,110,000	2,318,362
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		295,000	309,750
STHI Holding Corp., 144A, 8.0%, 3/15/2018		325,000	344,500
Tenet Healthcare Corp., 144A, 6.25%, 11/1/2018		1,200,000	1,239,000
			11,253,500
Industrials 18.9%
Accuride Corp., 9.5%, 8/1/2018		6,000,000	6,300,000
Aguila 3 SA, 144A, 7.875%, 1/31/2018		605,000	632,225
Air Lease Corp., 144A, 5.625%, 4/1/2017		850,000	846,813
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		500,000	417,500
BakerCorp International, Inc., 144A, 8.25%, 6/1/2019		320,000	329,600
BE Aerospace, Inc., 6.875%, 10/1/2020		6,910,000	7,566,450
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		360,000	376,200
Bombardier, Inc., 144A, 5.75%, 3/15/2022		600,000	583,500
Briggs & Stratton Corp., 6.875%, 12/15/2020		370,000	381,100
Building Materials Corp. of America, 144A, 7.5%, 3/15/2020		6,000,000	6,360,000
Casella Waste Systems, Inc., 7.75%, 2/15/2019		820,000	811,800
Cenveo Corp., 8.875%, 2/1/2018		1,835,000	1,743,250
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		885,000	878,363
Deluxe Corp., 7.0%, 3/15/2019		335,000	346,725
Ducommun, Inc., 9.75%, 7/15/2018		320,000	339,200
DynCorp International, Inc., 10.375%, 7/1/2017		3,000,000	2,606,250
Florida East Coast Railway Corp., 8.125%, 2/1/2017		435,000	443,700
H&E Equipment Services, Inc., 8.375%, 7/15/2016		9,000,000	9,270,000
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		335,000	355,100
7.125%, 3/15/2021		110,000	117,838
Interline Brands, Inc., 7.0%, 11/15/2018		200,000	211,000
Kansas City Southern de Mexico SA de CV:
6.625%, 12/15/2020		3,000,000	3,240,000
8.0%, 2/1/2018		1,220,000	1,354,200
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		770,000	660,275
8.875%, 11/1/2017		815,000	835,375
Rexel SA, 144A, 6.125%, 12/15/2019		230,000	232,875
Spirit AeroSystems, Inc., 6.75%, 12/15/2020		955,000	1,033,787
United Rentals North America, Inc., 10.875%, 6/15/2016		1,145,000	1,296,712
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	192,000
			49,761,838
Information Technology 7.6%
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		225,000	193,500
Alliance Data Systems Corp., 144A, 6.375%, 4/1/2020		290,000	293,625
Amkor Technology, Inc.:
6.625%, 6/1/2021		140,000	144,725
7.375%, 5/1/2018		660,000	707,025
Avaya, Inc., 144A, 7.0%, 4/1/2019		1,605,000	1,609,012
CDW LLC:
8.5%, 4/1/2019		2,950,000	3,134,375
144A, 8.5%, 4/1/2019		260,000	276,250
CommScope, Inc., 144A, 8.25%, 1/15/2019		940,000	1,001,100
eAccess Ltd., 144A, 8.25%, 4/1/2018		315,000	301,613
Equinix, Inc.:
7.0%, 7/15/2021		440,000	482,900
8.125%, 3/1/2018		230,000	253,000
Fidelity National Information Services, Inc.:
144A, 5.0%, 3/15/2022		205,000	201,925
144A, 7.625%, 7/15/2017		105,000	114,450
First Data Corp., 144A, 7.375%, 6/15/2019		475,000	483,906
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		1,995,000	2,184,525
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		850,000	888,250
7.625%, 6/15/2021		435,000	466,537
Jabil Circuit, Inc., 5.625%, 12/15/2020		3,750,000	3,937,500
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		230,000	234,600
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		550,000	591,250
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		555,000	580,669
SunGard Data Systems, Inc., 10.25%, 8/15/2015		1,600,000	1,662,000
ViaSat, Inc., 144A, 6.875%, 6/15/2020		205,000	210,125
			19,952,862
Materials 11.8%
APERAM:
144A, 7.375%, 4/1/2016		405,000	395,888
144A, 7.75%, 4/1/2018		495,000	477,675
Berry Plastics Corp.:
8.25%, 11/15/2015		1,225,000	1,307,687
9.75%, 1/15/2021		1,290,000	1,409,325
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	1,910,000	2,356,314
Crown Americas LLC, 6.25%, 2/1/2021		105,000	112,875
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		3,345,000	3,453,712
Exopack Holding Corp., 10.0%, 6/1/2018		435,000	456,750
FMG Resources August 2006 Pty Ltd.:
144A, 6.0%, 4/1/2017		605,000	598,950
144A, 6.875%, 4/1/2022		435,000	424,125
144A, 7.0%, 11/1/2015		200,000	204,000
144A, 8.25%, 11/1/2019		1,045,000	1,097,250
Huntsman International LLC, 8.625%, 3/15/2020		585,000	653,738
Ineos Finance PLC, 144A, 9.0%, 5/15/2015		3,250,000	3,449,062
JMC Steel Group, 144A, 8.25%, 3/15/2018		325,000	338,000
Koppers, Inc., 7.875%, 12/1/2019		750,000	800,625
Kraton Polymers LLC, 6.75%, 3/1/2019		400,000	413,000
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		320,000	326,000
LyondellBasell Industries NV:
144A, 5.0%, 4/15/2019 (b)		615,000	615,000
144A, 6.0%, 11/15/2021		200,000	210,000
Momentive Performance Materials, Inc., 9.0%, 1/15/2021		380,000	332,500
Novelis, Inc.:
8.375%, 12/15/2017		1,595,000	1,730,575
8.75%, 12/15/2020		1,550,000	1,697,250
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		3,135,000	3,526,875
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		610,000	640,500
Polymer Group, Inc., 7.75%, 2/1/2019		590,000	620,975
Quadra FNX Mining Ltd., 144A, 7.75%, 6/15/2019		1,180,000	1,342,250
Rock-Tenn Co.:
144A, 4.45%, 3/1/2019		100,000	100,449
144A, 4.9%, 3/1/2022		305,000	304,553
SunCoke Energy, Inc., 7.625%, 8/1/2019		320,000	328,800
Vulcan Materials Co., 6.5%, 12/1/2016		1,105,000	1,185,113
			30,909,816
Telecommunication Services 18.6%
Cincinnati Bell, Inc., 8.25%, 10/15/2017		5,575,000	5,693,469
CPI International, Inc., 8.0%, 2/15/2018		500,000	441,250
Cricket Communications, Inc.:
7.75%, 10/15/2020		4,500,000	4,421,250
10.0%, 7/15/2015		1,000,000	1,052,500
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		1,170,000	1,292,850
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	203,500
144A, 8.25%, 9/1/2017		835,000	883,012
Frontier Communications Corp., 8.5%, 4/15/2020		1,900,000	1,999,750
Intelsat Jackson Holdings SA:
7.25%, 10/15/2020		5,000,000	5,256,250
7.5%, 4/1/2021		1,640,000	1,724,050
8.5%, 11/1/2019		1,100,000	1,207,250
Intelsat Luxembourg SA, 11.5%, 2/4/2017 (PIK)		3,191,718	3,319,387
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		3,000,000	2,981,250
7.875%, 9/1/2018		835,000	878,837
Nextel Communications, Inc., Series E, 6.875%, 10/31/2013		2,790,000	2,790,000
Sprint Nextel Corp.:
144A, 7.0%, 3/1/2020		510,000	517,650
144A, 9.0%, 11/15/2018		1,420,000	1,558,450
144A, 9.125%, 3/1/2017		295,000	293,525
Syniverse Holdings, Inc., 9.125%, 1/15/2019		255,000	281,137
Telesat Canada, 11.0%, 11/1/2015		95,000	101,413
West Corp., 7.875%, 1/15/2019		285,000	303,525
Windstream Corp.:
7.75%, 10/15/2020		355,000	379,850
8.125%, 9/1/2018		10,500,000	11,235,000
			48,815,155
Utilities 5.3%
AES Corp.:
7.75%, 10/15/2015		1,930,000	2,151,950
8.0%, 10/15/2017		2,200,000	2,477,750
Calpine Corp., 144A, 7.875%, 7/31/2020		3,395,000	3,692,062
Edison Mission Energy, 7.0%, 5/15/2017		1,995,000	1,256,850
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		1,065,000	559,125
Energy Future Intermediate Holding Co., LLC, 10.0%, 12/1/2020		130,000	141,700
Ferrellgas LP, 6.5%, 5/1/2021		245,000	221,113
IPALCO Enterprises, Inc., 5.0%, 5/1/2018		1,290,000	1,283,550
NRG Energy, Inc.:
7.625%, 1/15/2018		380,000	380,950
8.25%, 9/1/2020		1,820,000	1,792,700
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		130,000	29,738
			13,987,488
Total Corporate Bonds (Cost $339,354,482)			347,658,790

Loan Participations and Assignments 8.0%
Senior Loans*
Caesars Entertainment Operating Co., Term Loan B6, 5.492%, 1/26/2018		597,000	540,709
Clear Channel Communication, Inc., Term Loan B, 3.891%, 1/28/2016		477,436	387,864
Crown Castle International Corp., Term Loan B, 4.0%, 1/31/2019		3,910,200	3,902,047
Del Monte Foods Co., Term Loan, 4.5%, 3/8/2018		2,014,775	1,989,449
Dunkin' Brands, Inc., Term Loan B2, 4.0%, 11/23/2017		713,638	714,237
First Data Corp., Term Loan B, 4.242%, 3/23/2018		3,987,082	3,642,199
Lord & Taylor Holdings LLC, Term Loan B, 5.75%, 1/11/2019		1,150,000	1,159,706
PETCO Animal Supplies, Inc., Term Loan, 4.5%, 11/24/2017		774,200	774,831
Sealed Air Corp., Term Loan B, 4.75%, 10/3/2018		768,300	778,196
Syniverse Technologies, Inc., Term Loan B, 5.25%, 12/21/2017		498,687	501,476
Tomkins LLC, Term Loan B, 4.25%, 9/29/2016		4,246,288	4,255,396
Volume Services America, Inc., Term Loan A, 10.0%, 9/16/2015		2,437,500	2,471,016
Total Loan Participations and Assignments (Cost $21,142,938)			21,117,126

	Shares	Value ($)

Cash Equivalents 0.5%
Central Cash Management Fund, 0.11% (c) (Cost $1,377,384)	1,377,384	1,377,384

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $361,874,804)+	140.7	370,153,300
Notes Payable	(42.6)	(112,000,000)
Other Assets and Liabilities, Net	1.9	4,918,977
Net Assets	100.0	263,072,277

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of March 31, 2012.

+ The cost for federal income tax purposes was $385,057,752. At March 31, 2012, net unrealized depreciation for all securities based on tax cost was $14,904,452. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,989,385 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $26,893,837.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) When-issued security.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

At March 31, 2012, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (d)	Fixed Cash Flows Received	Underlying Debt Obligations/Quality Rating (e)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
12/20/2011 3/20/2017	705,000	5.0%	CIT Group, Inc., 5.25%, 2/15/2019, B-	30,924	29,538	1,386
(d) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.
(e) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

As of March 31, 2012, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	5,891,500	USD	7,773,469	4/25/2012	(83,333)	JPMorganChase Securities, Inc.

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosure regarding credit default swaps and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2012 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (f)
Corporate Bonds	$—	$347,658,790	$—	$347,658,790
Loan Participations and Assignments	—	21,117,126	—	21,117,126
Short-Term Investments	1,377,384	—	—	1,377,384
Derivatives (g)	—	1,386	—	1,386
Total	$1,377,384	$368,777,302	$—	$370,154,686
Liabilities
Derivatives (g)	$—	$(83,333)	$—	$(83,333)
Total	$—	$(83,333)	$—	$(83,333)

There have been no transfers between of Level 1 and Level 2 fair value measurements during the period ended March 31, 2012.

(f) See Investment Portfolio for additional detailed categorizations.

(g) Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of March 31, 2012 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $360,497,420)	$368,775,916
Investment in Central Cash Management Fund (cost $1,377,384)	1,377,384
Total investments in securities, at value (cost $361,874,804)	370,153,300
Cash	598,456
Foreign currency, at value (cost $100)	100
Receivable for investments sold	108,396
Interest receivable	8,198,106
Unrealized appreciation on swap contracts	1,386
Upfront payments paid on swap contracts	29,538
Foreign taxes recoverable	22,100
Other assets	4,922
Total assets	$379,116,304
Liabilities
Payable for investments purchased	1,512,328
Payable for investments purchased — when-issued securities	1,675,000
Notes payable	112,000,000
Interest on notes payable	197,726
Unrealized depreciation on forward foreign currency exchange contracts	83,333
Accrued management fee	270,728
Other accrued expenses and payables	304,912
Total liabilities	116,044,027
Net assets, at value	$263,072,277
Net Assets Consist of
Undistributed net investment income	565,364
Net unrealized appreciation (depreciation) on: Investments	8,278,496
Swap contracts	1,386
Foreign currency	(80,784)
Accumulated net realized gain (loss)	(606,254,930)
Cost of 9,324,192 shares held in Treasury	(136,211,432)
Paid-in capital	996,774,177
Net assets, at value	$263,072,277
Net Asset Value
Class A Net Asset Value per share ($263,072,277 ÷ 16,841,021 shares of common stock issued and outstanding, $.01 par value, 100,000,000 shares authorized)	$15.62

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended March 31, 2012 (Unaudited)
Investment Income
Interest (net of foreign taxes withheld of $1,419)	$13,213,745
Income distributions — Central Cash Management Fund	3,633
Total income	13,217,378
Expenses: Management fee	1,790,987
Administration fee	179,099
Services to shareholders	1,059
Custodian fee	14,238
Professional fees	87,922
Reports to shareholders	51,443
Directors' fees and expenses	9,708
Interest expense	803,598
Stock exchange listing fees	20,264
Other	42,724
Total expenses before expense reductions	3,001,042
Expense reductions	(268,648)
Total expenses after expense reductions	2,732,394
Net investment income	10,484,984
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(2,292,121)
Swap contracts	490
Foreign currency	239,854
(2,051,777)
Change in net unrealized appreciation (depreciation) on: Investments	32,201,087
Swap contracts	1,386
Foreign currency	(190,476)
32,011,997
Net gain (loss)	29,960,220
Net increase (decrease) in net assets resulting from operations	$40,445,204

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended March 31, 2012 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$40,445,204
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(69,727,067)
Net purchases, sales and maturities of short-term investments	2,722,740
Net amortization/accretion of premium (discount)	569,895
Proceeds from sales and maturities of long-term investments	54,448,850
(Increase) decrease in receivable for investments sold	125,325
(Increase) decrease in interest receivable	(51,150)
(Increase) decrease in upfront payments paid on swap contracts	(29,538)
(Increase) decrease in other assets	10,006
Increase (decrease) in interest on notes payable	163,577
Increase (decrease) in payable for investments purchased and investments purchased — when-issued securities	(1,353,032)
Increase (decrease) in other accrued expenses and payables	(21,060)
Change in unrealized (appreciation) depreciation on investments	(32,201,087)
Change in unrealized (appreciation) depreciation on swaps	(1,386)
Change in net unrealized (appreciation) depreciation on forward foreign currency exchange contracts	197,361
Net realized (gain) loss from investments	2,292,121
Cash provided (used) by operating activities	$(2,409,241)
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	14,000,000
Distributions paid to shareholders	(11,758,449)
Cash provided (used) for financing activities	2,241,551
Increase (decrease) in cash	(167,690)
Cash at beginning of period (including foreign currency)	766,246
Cash at end of period (including foreign currency)	$598,556
Supplemental Disclosure
Interest paid on notes	(640,021)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended March 31, 2012 (Unaudited)	Year Ended September 30, 2011
Operations: Net investment income	$10,484,984	$22,811,682
Net realized gain (loss)	(2,051,777)	(83,714,607)
Change in net unrealized appreciation (depreciation)	32,011,997	67,530,934
Net increase (decrease) in net assets resulting from operations	40,445,204	6,628,009
Distributions to shareholders from: Net investment income	(11,758,449)	(25,724,865)
Total distributions	(11,758,449)	(25,724,865)
Fund share transactions: Cost of shares tendered	—	(91,827,570)
Cost of shares repurchased	—	(19,834,658)
Net increase (decrease) in net assets from Fund share transactions	—	(111,662,228)
Increase (decrease) in net assets	28,686,755	(130,759,084)
Net assets at beginning of period	234,385,522	365,144,606
Net assets at end of period (including undistributed net investment income of $565,364 and $1,838,829, respectively)	$263,072,277	$234,385,522
Other Information
Shares outstanding at beginning of period	16,841,021	24,293,008
Shares tendered	—	(6,073,252)
Shares repurchased	—	(1,378,735)
Shares outstanding at end of period	16,841,021	16,841,021

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Years Ended September 30,
Six Months Ended 3/31/12 (Unaudited)	2011	2010	2009	g	2008	g	Period Ended 9/30/07a,g
Selected Per Share Data
Net asset value, beginning of period	$13.92	$15.03	$13.58	$20.67	$35.83	$38.20	d
Income (loss) from investment operations: Net investment incomeb	.62	1.25	1.03	1.16	2.86	2.76
Net realized and unrealized gain (loss)	1.78	(1.09)	1.19	(6.79)	(14.86)	(2.91)
Total from investment operations	2.40	.16	2.22	(5.63)	(12.00)	(.15)
Less distributions from: Net investment income	(.70)	(1.42)	(.88)	(1.42)	(3.18)	(2.16)
Return of capital	—	—	—	(.06)	—	—
Total distributions	(.70)	(1.42)	(.88)	(1.48)	(3.18)	(2.16)
NAV accretion resulting from repurchases of shares and shares tendered at valueb	—	.15	.11	.02	.02	.00	***
Offering costs charged to paid-in capital	—	—	—	—	—	(.06)
Net asset value, end of period	$15.62	$13.92	$15.03	$13.58	$20.67	$35.83
Market value, end of period	$16.03	$13.07	$13.40	$11.18	$16.60	$30.04
Total Return
Based on net asset value (%)c	17.66	e**	2.16	e	18.67	e	(22.28)	(34.70)	(.23	)**
Based on market value (%)c	28.61	**	7.66	28.42	(20.29)	(37.47)	(20.15	)**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	263	234	365	350	539	937
Ratio of expenses before fee reductions (including interest expense and dividend expense for securities sold short) (%)h	2.37	*	2.52	1.64	2.42	2.63	4.17	*
Ratio of expenses after fee reductions (including interest expense and dividend expense for securities sold short) (%)h	2.16	*	2.31	1.50	2.42	2.63	4.17	*

Financial Highlights (continued)
			Years Ended September 30,
	Six Months Ended 3/31/12 (Unaudited)		2011	2010	2009	g	2008	g	Period Ended 9/30/07a,g
Ratio of expenses after fee reductions (excluding interest expense and dividend expense for securities sold short) (%)h	1.52	*	1.68	1.24	1.54		1.47		1.61	*
Ratio of net investment income (%)	8.27	*	8.08	7.18	10.40		9.23		8.65	*
Portfolio turnover rate (%)	16	**	134	154	27		75		160	**
Total debt outstanding, end of period ($ thousands)	112,000		98,000	50,000	15,000		266,000		—
Asset coverage per $1,000 of debtf	3,349		3,392	8,303	24,362		3,026		—

a For the period from November 22, 2006 (commencement of operations) to September 30, 2007.
b Based on average shares outstanding during the period.
c Total return based on net asset value reflects changes in the Fund's net asset value during the period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
d Beginning per share amount reflects $20.00 initial public offering price net of sales load ($0.90 per share). Adjusted to reflect the effects of a 1 for 2 reverse stock split.
e Total return would have been lower had certain fees not been reduced.
f Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
g Per share data, including the proportionate impact to market price, have been restated to reflect the effects of a 1 for 2 reverse stock split effective prior to the opening of trading on the NYSE on August 10, 2009.
h Prior to November 5, 2010, the Fund utilized short sales as part of the hedge strategy that sought to provide returns that were uncorrelated with the market.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income Opportunities Fund, Inc. (formerly DWS Dreman Value Income Edge Fund, Inc.) (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act''), as a closed-end, non-diversified management investment company organized as a Maryland corporation.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and senior loans are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board-approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations and Assignments. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged through private negotiations between the borrower and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Senior Loans held by the Fund are generally in the form of Assignments but the Fund may also invest in Participations. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At September 30, 2011, the Fund had a net tax basis capital loss carryforward of approximately $511,896,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until September 30, 2016 ($58,426,000), September 30, 2017 ($198,233,000), September 30, 2018 ($243,689,000) and September 30, 2019 ($11,548,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of September 30, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss and forward foreign currency commitments. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash and foreign currency position at the Fund's custodian bank at March 31, 2012.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended March 31, 2012, the Fund sold credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. As a buyer in the credit default swap contract, the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This is achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of March 31, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2012, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $0 to $705,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended March 31, 2012, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of March 31, 2012 is included in a table following the Fund's Investment Portfolio. For the six months ended March 31, 2012, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $6,332,000 to $7,773,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $143,000.

The following tables summarize the value of the Fund's derivative instruments held as of March 31, 2012 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivative	Swap Contracts
Credit Contracts (a)	$1,386

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized appreciation on swap contracts

Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$(83,333)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended March 31, 2012 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$490	$490
Foreign Exchange Contracts (b)	286,105	—	286,105
	$286,105	$490	$286,595

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from swap contracts

(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total
Credit Contracts (a)	$—	$1,386	$1,386
Foreign Exchange Contracts (b)	(197,361)	—	(197,361)
	$(197,361)	$1,386	$(195,975)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on swap contracts

(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

C. Purchases and Sales of Securities

During the six months ended March 31, 2012, purchases and sales of investment securities (excluding short-term instruments and short sales transactions) aggregated $69,727,067 and $54,448,850, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas, Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The management fee payable under the Investment Management Agreement is equal to an annual rate of 1.00% of the Fund's average daily managed assets, computed and accrued daily and payable monthly. Total managed assets equal the net asset value of the common shares plus the principal amount of any borrowings.

For the period from October 1, 2011 through September 30, 2012, the Advisor has contractually agreed to waive 0.15% of its management fee.

Accordingly, for the six months ended March 31, 2012, the fee pursuant to the Investment Management Agreement aggregated $1,790,987, of which $268,648 was waived, resulting in an annualized effective rate of 0.85% of the Fund's average daily managed assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily managed assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2012, the Administration Fee was $179,099, of which $31,850 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent and dividend-paying agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent and dividend-paying agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended March 31, 2012, the amount charged to the Fund by DISC aggregated $144, of which $49 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended March 31, 2012, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $7,861, all of which is unpaid.

Directors' Fees and Expenses. The Fund paid each Director not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news, or even the expectation of bad news, than investment-grade debt securities. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Borrowings

The Fund has a secured line of credit with a commercial bank with a commitment amount up to $125,000,000 with a maturity date of September 24, 2012. The note bears interest at the higher of either the Overnight Federal Funds rate, the Overnight LIBOR rate or the LIBOR Term Rate, plus 1.05%. At March 31, 2012, this was 1.29%. A commitment fee on the unused portion of the facility is charged to the Fund and is included with "interest expense" in the Statement of Operations.

At March 31, 2012, the Fund had a notes payable outstanding of $112,000,000. The weighted average outstanding daily balance of all loans during the six months ended March 31, 2012 was approximately $104,082,000, with a weighted average interest rate of 1.54%. The borrowings were valued at cost, which approximates fair value.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to redeem or meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the lender. The Fund is subject to certain restrictions on its investments under the terms of its credit agreement. Moreover, certain covenants contained in the credit agreement impose asset coverage or portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

During periods in which the Fund is using leverage, the fees received by the Advisor for investment management and advisory services will be higher than if the Fund did not use leverage because the fees paid will be calculated on the basis of the Fund's total managed assets, including proceeds from the use of leverage.

There is no assurance that the Fund's leveraging strategy will be successful.

G. Share Repurchases

The Board of Directors previously authorized the Fund to effect periodic repurchases for up to 5% of its shares in the open market from time to time during the period from December 1, 2009 through November 30, 2010, when the Fund's shares traded at a discount to their net asset value. For the period ended November 30, 2010, the Board also ratified the repurchase of 113,166 shares in excess of the 5% limit. There were no share repurchases for the period from October 1, 2010 through November 30, 2010 under this program.

The Board of Directors previously authorized the Fund to effect periodic repurchases for up to 5% of its shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value during the period December 1, 2010 through November 30, 2011. During the year ended September 30, 2011, the Fund purchased 26,080 shares of common stock on the open market at a total cost of $343,845 ($13.18 average per share) under this program. The average discount of these purchases, comparing the purchase price to the net asset value at the time of purchase, was approximately 8.6%.

On October 4, 2010, the Fund announced that the Board has also approved an enhancement to the current program for the Fund to purchase its own shares on the open market, which was in effect from December 1, 2010 until May 31, 2011. Under the enhanced program, during times when the Fund's common shares were trading on the NYSE at a discount to net asset value per share in excess of 5%, the Fund repurchased up to a maximum of 2% of its total outstanding common shares per month. This enhanced repurchase program was in addition to the above-referenced one-year extension of the Fund's existing repurchase program, under which the Fund is permitted to purchase an aggregate of up to 5% of its outstanding shares over the period from December 1, 2010 until November 30, 2011. During the year ended September 30, 2011, the Fund purchased 1,352,655 shares of common stock on the open market at a total cost of $19,490,813 ($14.41 average per share) under this enhanced repurchase program. The average discount of these purchases, comparing the purchase price to the net asset value at the time of purchase was approximately 7.8%. There were no share repurchases for the period from October 1, 2011 through November 30, 2011 under this enhanced repurchase program.

In addition, the Board of Directors has authorized the Fund to effect periodic repurchases for up to 5% of its shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value during the period December 1, 2011 through November 30, 2012. There were no share repurchases for the period from December 1, 2011 through March 31, 2012 under this program.

H. Tender Offer

On October 4, 2010, the Fund announced that its Board of Directors had authorized the Fund to conduct an issuer self-tender offer to purchase up to 25% of its outstanding common shares for cash at a price per share equal to 99% of its NAV as of the close of trading on the NYSE on the day after the date on which the offer expired. The offer commenced on October 22, 2010 and expired on November 19, 2010. The Fund accepted 6,073,252 tendered shares at a price equal to 99% of the net asset value per share as of the close of the regular trading session of the New York Stock Exchange on November 22, 2010. Approximately 11,332,261 shares of common stock, or approximately 47% of the fund's common stock outstanding, were tendered through the expiration date. Because the offer was oversubscribed, not all of the tendered shares were accepted for payment by the Fund. Under the final pro-ration calculation, approximately 54% of the tendered shares were accepted for payment. The shares accepted for payment received cash at a repurchase price of $15.12 per share, which was equal to 99% of the Fund's net asset value per share on November 22, 2010.

Dividend Reinvestment and Cash Purchase Plan

The Board of Directors of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the "Plan") for shareholders that elect to have all dividends and distributions automatically reinvested in shares of common stock of the Fund (each a "Participant"). Computershare Inc. (the "Plan Agent") has been appointed by the Fund's Board of Directors to act as agent for each Participant.

A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund's Web site at www.dws-investments.com or by calling (800) 349-4281.

Whenever the Fund declares an income dividend or a capital gain distribution payable in common shares or cash at the option of the shareholders, each Participant is deemed to have elected to take such dividend or distribution entirely in additional shares of common stock of the Fund. If the market price per share of the Fund's common stock on the valuation date equals or exceeds the net asset value per share on the valuation date, the number of additional shares to be issued by the Fund and credited to the Participant's account shall be determined by dividing the dollar amount of the dividend or capital gain distribution payable on the Participant's shares by the greater of the following amounts per share of the Fund's common stock on the valuation date: (a) the net asset value, or (b) 95% of the market price. If the market price per share of the Common Shares on the valuation date is less than the net asset value per share on the valuation date, the Plan Agent shall apply the dollar amount of the dividend or capital gain distribution on such Participant's shares (less such Participant's pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of such dividend and distribution) to the purchase on the open market of shares of the common stock for the Participant's account. Should the Fund declare an income dividend or capital gain distribution payable only in cash, the amount of such dividend or distribution on each Participant's shares (less such Participant's pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such dividend or distribution) shall be applied to the purchase on the open market of shares of common stock for the Participant's account. Each Participant, semiannually, also has the option of sending additional funds, in any amount from $100 to $3,000, for the purchase on the open market of shares of common stock for such Participant's account. Voluntary payments will be invested by the Plan Agent on or shortly after the 15th of February and August, and in no event more than 45 days after such dates, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of federal securities law. Optional cash payments received from a Participant on or prior to the fifth day preceding the 15th of February or August will be applied by the Plan Agent to the purchase of additional shares of common stock as of that investment date. Funds received after the fifth day preceding the 15th of February or August and prior to the 30th day preceding the next investment date will be returned to the Participant. No interest will be paid on optional cash payments held until investment. Consequently, Participants are strongly urged to make their optional cash payments shortly before the 15th of February or August. Optional cash payments should be made in U.S. dollars and be sent by first-class mail, postage prepaid, to the Fund's transfer agent and dividend-disbursing agent at the following address:

DWS High Income Opportunities Fund, Inc.

Dividend Reinvestment and Cash Purchase Plan

210 West 10th Street, Kansas City, MO 64105

(800) 294-4366

Participants may withdraw their entire voluntary cash payment by written notice received by the Plan Agent not less than 48 hours before such payment is to be invested.

Investment of voluntary cash payments and other open-market purchases may be made on any securities exchange where the shares of common stock are traded, in the OTC market or in negotiated transactions.

A statement reflecting the amount of cash received by the Fund's Transfer Agent will be issued on receipt of each cash deposit. The statements are the record of the costs of shares and should be retained for tax purposes.

The reinvestment of dividends and capital gain distributions does not relieve the Participant of any tax that may be payable on such dividends and distributions. The Fund's Transfer Agent will report to each Participant the taxable amount of dividends and distributions credited to his or her account. Participants will be treated as receiving the amount of the distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the shareholder would have received if the shareholder had elected to receive cash or, for shares issued by the Fund, the fair market value of the shares issued to the shareholder.

The service fees for handling capital gain distributions or income dividends will be paid by the Fund. Participants will be charged a $1.00 service fee for each optional cash investment and a pro rata share of brokerage commissions on all open market purchases.

Participants may terminate their accounts under the Plan by notifying the Fund's Transfer Agent in writing. Such termination will be effective immediately if such Participant's notice is received by the Fund's Transfer Agent not less than ten days prior to any dividend or distribution record date; otherwise such termination will be effective as soon as practicable upon completion of the reinvestment of capital gain distributions or income dividends. The Plan may be terminated by the Fund upon notice in writing mailed to Participants at least 30 days prior to any record date for the payment of any dividend or distribution by the Fund. The terms and conditions of the Plan may be amended or supplemented by the Fund at any time or times, but, except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission, any securities exchange on which shares of the Fund are listed, or any other regulatory authority and with certain other limited exceptions, only by mailing to Participants appropriate written notice at least 30 days prior to the effective date thereof.

If a Participant elects by notice to the Plan Agent in writing in advance of such termination to have the Plan Agent sell part or all of such Participant's shares and remit the proceeds to such Participant, the Plan Agent is authorized to deduct a fee of 5% of the gross proceeds, to a maximum of $3.50, plus brokerage commissions for this transaction and any transfer taxes.

All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DWS Investments Service Company at P.O. Box 219066, Kansas City, Missouri 64105 or (800) 294-4366.

Additional Information

Automated Information Line	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company Lafayette Corporate Center 2 Avenue De Lafayette Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	DHG
CUSIP Number	23339M204

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

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Notes

DWS INVESTMENTS
Deutsche Bank Group

222 South Riverside Plaza
Chicago, IL 60606-5808

DHIOF-3
(R-027143-1 5/12)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
October 1 through October 31	-	-	-	884,908
November 1 through November 30	-	-	-	884,908
December 1 through December 31	-	-	-	842,051
January 1 through January 31	-	-	-	842,051
February 1 through February 28	-	-	-	842,051
March 1 through March 31	-	-	-	842,051
Total	-	-	-

On September 13, 2010, the Fund announced that the Fund's Board of Directors has extended of the Fund's open market stock repurchase program. Pursuant to the fund's open market stock repurchase program, the Fund may continue to purchase, at management's discretion, an aggregate of up to 5% (910,988 shares) of the fund's outstanding common shares in open market transactions over a 12-month period from December 1, 2010 until November 30, 2011. There were no repurchases under this program for the six months ended March 31, 2012.

In addition, on September 9, 2011, the Fund announced that the Fund's Board of Directors has extended the Fund's existing open-market repurchase program for an additional twelve-month period. The Fund may continue to effect periodic repurchases for up to 5% (842,051 shares) of the fund's outstanding common shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value during the period December 1, 2011 through November 30, 2012. There were no share repurchases under this program for the six months ended March 31, 2012.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Opportunities Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 29, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 29, 2012